Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Presentation
Amortization of initial payments for new contracts	$ 10,400,000		$ 12,000,000							$ 30,700,000	$ 33,700,000	$ 44,500,000	$ 42,500,000	$ 38,600,000
Amortization related to equity method investments	19,700,000		21,400,000							59,200,000	73,300,000	94,800,000	56,700,000	73,000,000
Presentation
Net pretax benefit												(751,300,000)	(606,200,000)	(1,170,700,000)
Net benefit after tax	(180,300,000)	(124,000,000)	(174,200,000)	(115,000,000)	(114,100,000)	(13,600,000)	(9,800,000)	(128,200,000)	(184,500,000)	(623,900,000)	(403,300,000)	(527,300,000)	(336,100,000)	(846,900,000)
Cost of services (exclusive of items shown below)	708,600,000		729,000,000							2,119,200,000	2,137,800,000	2,863,500,000	2,888,400,000	3,023,300,000
Depreciation and amortization	271,300,000		293,500,000							818,200,000	897,100,000	1,191,600,000	1,245,000,000	1,414,400,000
Equity earnings in affiliates	47,300,000	43,700,000	43,000,000	44,000,000	27,500,000	44,400,000	47,800,000	33,500,000	27,700,000	136,000,000	114,500,000	158,200,000	153,400,000	117,300,000
Revenue Recognition
Interchange fees and assessments	4,925,000,000		4,669,400,000							14,319,700,000	13,588,300,000	18,373,000,000	18,826,100,000	17,834,800,000
Debit network fees	727,900,000		702,000,000							2,157,000,000	2,070,900,000	2,786,300,000	2,959,100,000	2,798,300,000
Reserve for Merchant Credit Losses and Check Guarantees
Reserve for merchant credit losses and check guarantees		23,400,000				31,600,000						23,400,000	31,600,000
Accrued warranty balances		10,900,000				11,400,000						10,900,000	11,400,000
Accrued recovery balances		24,800,000				26,800,000						24,800,000	26,800,000
Estimate of maximum potential future payments under the guarantees		1,300,000,000										1,300,000,000
Depreciation and amortization errors related to purchase accounting | Restatement adjustment
Presentation
Net pretax benefit													58,500,000
Net benefit after tax													35,200,000
Cost of services (exclusive of items shown below)													10,200,000
Depreciation and amortization													(57,700,000)
Equity earnings in affiliates													$ 11,000,000
Occurrence period of errors and cumulative correction													4 years